Distribution Date:	07/17/24	Benchmark 2020-B20 Mortgage Trust
Determination Date:	07/11/24
Next Distribution Date:	08/16/24
Record Date:	06/28/24	BENCHMARK 2020-B20 Mortgage Trust
Series 2020-B20

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	6		Association
Bond / Collateral Reconciliation - Cash Flows	7		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	8		10851 Mastin Street, Building 82, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	9-13	Special Servicer	Argentic Services Company LP
Mortgage Loan Detail (Part 1)	14-15		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
			500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 2)	16-17
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	18	Representations Reviewer
Historical Detail	19		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	20		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
Specially Serviced Loan Detail - Part 1	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162XBC7	0.556300%	13,046,000.00	2,792,834.31	309,744.44	1,294.71	0.00	0.00	311,039.15	2,483,089.87	30.37%	30.00%
A-2	08162XBD5	1.750300%	69,728,000.00	69,728,000.00	0.00	101,704.10	0.00	0.00	101,704.10	69,728,000.00	30.37%	30.00%
A-3	08162XBE3	1.945400%	68,875,000.00	68,875,000.00	0.00	111,657.85	0.00	0.00	111,657.85	68,875,000.00	30.37%	30.00%
A-4	08162XBF0	1.746200%	170,000,000.00	170,000,000.00	0.00	247,378.33	0.00	0.00	247,378.33	170,000,000.00	30.37%	30.00%
A-5	08162XBG8	2.034100%	260,642,000.00	260,642,000.00	0.00	441,809.91	0.00	0.00	441,809.91	260,642,000.00	30.37%	30.00%
A-SB	08162XBH6	1.850900%	18,529,000.00	18,529,000.00	0.00	28,579.44	0.00	0.00	28,579.44	18,529,000.00	30.37%	30.00%
A-S	08162XBL7	2.374800%	66,519,000.00	66,519,000.00	0.00	131,641.10	0.00	0.00	131,641.10	66,519,000.00	22.53%	22.25%
B	08162XBM5	2.526600%	38,624,000.00	38,624,000.00	0.00	81,322.83	0.00	0.00	81,322.83	38,624,000.00	17.97%	17.75%
C	08162XBN3	3.385600%	40,770,000.00	40,770,000.00	0.00	115,025.76	0.00	0.00	115,025.76	40,770,000.00	13.16%	13.00%
D	08162XAL8	2.000000%	28,968,000.00	28,968,000.00	0.00	48,280.00	0.00	0.00	48,280.00	28,968,000.00	9.74%	9.63%
E	08162XAN4	2.000000%	21,458,000.00	21,458,000.00	0.00	35,763.33	0.00	0.00	35,763.33	21,458,000.00	7.21%	7.13%
F	08162XAQ7	2.250000%	12,875,000.00	12,875,000.00	0.00	24,140.63	0.00	0.00	24,140.63	12,875,000.00	5.70%	5.63%
G	08162XAS3	2.250000%	10,729,000.00	10,729,000.00	0.00	20,116.88	0.00	0.00	20,116.88	10,729,000.00	4.43%	4.38%
H	08162XAU8	2.250000%	8,583,000.00	8,583,000.00	0.00	16,093.13	0.00	0.00	16,093.13	8,583,000.00	3.42%	3.38%
NR*	08162XAW4	2.250000%	28,968,432.00	28,968,432.00	0.00	15,738.23	0.00	0.00	15,738.23	28,968,432.00	0.00%	0.00%
S	08162XAY0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08162XBA1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Class RR	08162XBP8	3.548874%	35,420,444.00	34,997,322.04	12,782.36	101,908.92	0.00	0.00	114,691.28	34,984,539.68	0.00%	0.00%
RR Interest	N/A	3.548874%	9,754,000.00	9,637,481.66	3,519.98	28,063.44	0.00	0.00	31,583.42	9,633,961.68	0.00%	0.00%
Regular SubTotal			903,488,876.00	892,696,070.01	326,046.78	1,550,518.59	0.00	0.00	1,876,565.37	892,370,023.23

X-A	08162XBJ2	1.605630%	667,339,000.00	657,085,834.31	0.00	879,197.15	0.00	0.00	879,197.15	656,776,089.87
X-B	08162XBK9	0.581165%	79,394,000.00	79,394,000.00	0.00	38,450.85	0.00	0.00	38,450.85	79,394,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-D	08162XAA2	1.548874%	50,426,000.00	50,426,000.00	0.00	65,086.28	0.00	0.00	65,086.28	50,426,000.00
X-F	08162XAC8	1.298874%	12,875,000.00	12,875,000.00	0.00	13,935.84	0.00	0.00	13,935.84	12,875,000.00
X-G	08162XAE4	1.298874%	10,729,000.00	10,729,000.00	0.00	11,613.02	0.00	0.00	11,613.02	10,729,000.00
X-H	08162XAG9	1.298874%	8,583,000.00	8,583,000.00	0.00	9,290.20	0.00	0.00	9,290.20	8,583,000.00
X-NR	08162XAJ3	1.298874%	28,968,432.00	28,968,432.00	0.00	31,355.30	0.00	0.00	31,355.30	28,968,432.00
Notional SubTotal			858,314,432.00	848,061,266.31	0.00	1,048,928.64	0.00	0.00	1,048,928.64	847,751,521.87

Deal Distribution Total					326,046.78	2,599,447.23	0.00	0.00	2,925,494.01

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162XBC7	214.07590909	23.74248352	0.09924191	0.00000000	0.00000000	0.00000000	0.00000000	23.84172543	190.33342557
A-2	08162XBD5	1,000.00000000	0.00000000	1.45858335	0.00000000	0.00000000	0.00000000	0.00000000	1.45858335	1,000.00000000
A-3	08162XBE3	1,000.00000000	0.00000000	1.62116661	0.00000000	0.00000000	0.00000000	0.00000000	1.62116661	1,000.00000000
A-4	08162XBF0	1,000.00000000	0.00000000	1.45516665	0.00000000	0.00000000	0.00000000	0.00000000	1.45516665	1,000.00000000
A-5	08162XBG8	1,000.00000000	0.00000000	1.69508333	0.00000000	0.00000000	0.00000000	0.00000000	1.69508333	1,000.00000000
A-SB	08162XBH6	1,000.00000000	0.00000000	1.54241675	0.00000000	0.00000000	0.00000000	0.00000000	1.54241675	1,000.00000000
A-S	08162XBL7	1,000.00000000	0.00000000	1.97899998	0.00000000	0.00000000	0.00000000	0.00000000	1.97899998	1,000.00000000
B	08162XBM5	1,000.00000000	0.00000000	2.10549995	0.00000000	0.00000000	0.00000000	0.00000000	2.10549995	1,000.00000000
C	08162XBN3	1,000.00000000	0.00000000	2.82133333	0.00000000	0.00000000	0.00000000	0.00000000	2.82133333	1,000.00000000
D	08162XAL8	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
E	08162XAN4	1,000.00000000	0.00000000	1.66666651	0.00000000	0.00000000	0.00000000	0.00000000	1.66666651	1,000.00000000
F	08162XAQ7	1,000.00000000	0.00000000	1.87500039	0.00000000	0.00000000	0.00000000	0.00000000	1.87500039	1,000.00000000
G	08162XAS3	1,000.00000000	0.00000000	1.87500047	0.00000000	0.00000000	0.00000000	0.00000000	1.87500047	1,000.00000000
H	08162XAU8	1,000.00000000	0.00000000	1.87500058	0.00000000	0.00000000	0.00000000	0.00000000	1.87500058	1,000.00000000
NR	08162XAW4	1,000.00000000	0.00000000	0.54328898	1.33171102	3.77342515	0.00000000	0.00000000	0.54328898	1,000.00000000
S	08162XAY0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08162XBA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Class RR	08162XBP8	988.05430107	0.36087521	2.87712147	0.04494579	0.12762037	0.00000000	0.00000000	3.23799668	987.69342586
RR Interest	N/A	988.05430182	0.36087554	2.87712118	0.04494566	0.12762046	0.00000000	0.00000000	3.23799672	987.69342629

Notional Certificates
X-A	08162XBJ2	984.63574631	0.00000000	1.31746706	0.00000000	0.00000000	0.00000000	0.00000000	1.31746706	984.17159775
X-B	08162XBK9	1,000.00000000	0.00000000	0.48430423	0.00000000	0.00000000	0.00000000	0.00000000	0.48430423	1,000.00000000
X-D	08162XAA2	1,000.00000000	0.00000000	1.29072859	0.00000000	0.00000000	0.00000000	0.00000000	1.29072859	1,000.00000000
X-F	08162XAC8	1,000.00000000	0.00000000	1.08239534	0.00000000	0.00000000	0.00000000	0.00000000	1.08239534	1,000.00000000
X-G	08162XAE4	1,000.00000000	0.00000000	1.08239538	0.00000000	0.00000000	0.00000000	0.00000000	1.08239538	1,000.00000000
X-H	08162XAG9	1,000.00000000	0.00000000	1.08239543	0.00000000	0.00000000	0.00000000	0.00000000	1.08239543	1,000.00000000
X-NR	08162XAJ3	1,000.00000000	0.00000000	1.08239548	0.00000000	0.00000000	0.00000000	0.00000000	1.08239548	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	06/01/24 - 06/30/24	30	0.00	1,294.71	0.00	1,294.71	0.00	0.00	0.00	1,294.71	0.00
A-2	06/01/24 - 06/30/24	30	0.00	101,704.10	0.00	101,704.10	0.00	0.00	0.00	101,704.10	0.00
A-3	06/01/24 - 06/30/24	30	0.00	111,657.85	0.00	111,657.85	0.00	0.00	0.00	111,657.85	0.00
A-4	06/01/24 - 06/30/24	30	0.00	247,378.33	0.00	247,378.33	0.00	0.00	0.00	247,378.33	0.00
A-5	06/01/24 - 06/30/24	30	0.00	441,809.91	0.00	441,809.91	0.00	0.00	0.00	441,809.91	0.00
A-SB	06/01/24 - 06/30/24	30	0.00	28,579.44	0.00	28,579.44	0.00	0.00	0.00	28,579.44	0.00
X-A	06/01/24 - 06/30/24	30	0.00	879,197.15	0.00	879,197.15	0.00	0.00	0.00	879,197.15	0.00
X-B	06/01/24 - 06/30/24	30	0.00	38,450.85	0.00	38,450.85	0.00	0.00	0.00	38,450.85	0.00
A-S	06/01/24 - 06/30/24	30	0.00	131,641.10	0.00	131,641.10	0.00	0.00	0.00	131,641.10	0.00
B	06/01/24 - 06/30/24	30	0.00	81,322.83	0.00	81,322.83	0.00	0.00	0.00	81,322.83	0.00
C	06/01/24 - 06/30/24	30	0.00	115,025.76	0.00	115,025.76	0.00	0.00	0.00	115,025.76	0.00
X-D	06/01/24 - 06/30/24	30	0.00	65,086.28	0.00	65,086.28	0.00	0.00	0.00	65,086.28	0.00
X-F	06/01/24 - 06/30/24	30	0.00	13,935.84	0.00	13,935.84	0.00	0.00	0.00	13,935.84	0.00
X-G	06/01/24 - 06/30/24	30	0.00	11,613.02	0.00	11,613.02	0.00	0.00	0.00	11,613.02	0.00
X-H	06/01/24 - 06/30/24	30	0.00	9,290.20	0.00	9,290.20	0.00	0.00	0.00	9,290.20	0.00
X-NR	06/01/24 - 06/30/24	30	0.00	31,355.30	0.00	31,355.30	0.00	0.00	0.00	31,355.30	0.00
D	06/01/24 - 06/30/24	30	0.00	48,280.00	0.00	48,280.00	0.00	0.00	0.00	48,280.00	0.00
E	06/01/24 - 06/30/24	30	0.00	35,763.33	0.00	35,763.33	0.00	0.00	0.00	35,763.33	0.00
F	06/01/24 - 06/30/24	30	0.00	24,140.63	0.00	24,140.63	0.00	0.00	0.00	24,140.63	0.00
G	06/01/24 - 06/30/24	30	0.00	20,116.88	0.00	20,116.88	0.00	0.00	0.00	20,116.88	0.00
H	06/01/24 - 06/30/24	30	0.00	16,093.13	0.00	16,093.13	0.00	0.00	0.00	16,093.13	0.00
NR	06/01/24 - 06/30/24	30	70,600.25	54,315.81	0.00	54,315.81	38,577.58	0.00	0.00	15,738.23	109,310.21
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class RR	06/01/24 - 06/30/24	30	2,919.74	103,500.92	0.00	103,500.92	1,592.00	0.00	0.00	101,908.92	4,520.37
RR Interest	06/01/24 - 06/30/24	30	804.03	28,501.84	0.00	28,501.84	438.40	0.00	0.00	28,063.44	1,244.81
Totals			74,324.02	2,640,055.21	0.00	2,640,055.21	40,607.98	0.00	0.00	2,599,447.23	115,075.39

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	2,925,494.01
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,653,666.32	Master Servicing Fee	5,627.71
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,345.58
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	371.96
ARD Interest	0.00	Operating Advisor Fee	1,079.89
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	185.98
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,653,666.32	Total Fees	13,611.12

Principal		Expenses/Reimbursements
Scheduled Principal	326,046.78	Reimbursement for Interest on Advances	172.30
Unscheduled Principal Collections		ASER Amount	35,385.76
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,049.92
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	326,046.78	Total Expenses/Reimbursements	40,607.98

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,599,447.23
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	326,046.78
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,925,494.01
Total Funds Collected	2,979,713.10	Total Funds Distributed	2,979,713.11

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	892,696,070.01	892,696,070.01	Beginning Certificate Balance	892,696,070.01
(-) Scheduled Principal Collections	326,046.78	326,046.78	(-) Principal Distributions	326,046.78
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	892,370,023.23	892,370,023.23	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	892,967,973.40	892,967,973.40	Ending Certificate Balance	892,370,023.23
Ending Actual Collateral Balance	892,682,319.14	892,682,319.14

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.55%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	26,281,860.01	2.95%	75	3.6100	NAP	Defeased	1	26,281,860.01	2.95%	75	3.6100	NAP
	9,999,999 or less	11	66,190,542.79	7.42%	62	3.7017	2.328118	1.49 or less	3	54,077,742.68	6.06%	55	3.8376	1.297051
10,000,000 to 19,999,999		11	148,547,757.94	16.65%	70	3.5113	2.612517	1.50 to 1.74	4	86,476,066.33	9.69%	73	3.5767	1.648266
20,000,000 to 24,999,999		7	156,053,005.81	17.49%	60	3.5953	2.155934	1.75 to 1.99	3	91,244,555.45	10.22%	49	3.7336	1.940549
25,000,000 to 49,999,999		14	432,796,856.68	48.50%	63	3.5366	2.642228	2.00 to 2.24	2	8,269,783.50	0.93%	58	3.4287	2.078875
	50,000,000 or greater	1	62,500,000.00	7.00%	68	3.6800	1.950000	2.25 or greater	32	626,020,015.26	70.15%	65	3.5182	2.774851
	Totals	45	892,370,023.23	100.00%	64	3.5671	2.448882	Totals	45	892,370,023.23	100.00%	64	3.5671	2.448882
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	26,281,860.01	2.95%	75	3.6100	NAP
							Defeased	2	26,281,860.01	2.95%	75	3.6100	NAP
Alabama	1	7,800,000.00	0.87%	66	3.9900	2.800000
							Industrial	47	102,996,539.31	11.54%	55	3.7584	2.470180
Arizona	1	40,400,000.00	4.53%	39	3.5600	2.470000
							Lodging	2	70,000,000.00	7.84%	68	3.5580	2.590000
California	8	213,250,000.00	23.90%	74	3.2944	2.805111
							Mixed Use	8	183,843,795.86	20.60%	59	3.6614	2.161647
Florida	2	16,551,135.64	1.85%	47	3.6173	2.678491
							Multi-Family	2	10,950,000.00	1.23%	75	3.8807	2.609224
Georgia	9	3,944,665.01	0.44%	13	4.6282	3.500000
							Office	18	447,790,085.66	50.18%	66	3.4373	2.612590
Idaho	3	11,122,077.95	1.25%	75	4.2800	1.410000
							Retail	2	15,050,000.00	1.69%	70	3.7308	3.036047
Illinois	11	43,553,473.95	4.88%	49	3.6760	1.942776
							Self Storage	8	35,457,742.68	3.97%	75	3.9823	1.882957
Indiana	1	1,534,615.39	0.17%	13	4.6282	3.500000
							Totals	89	892,370,023.23	100.00%	64	3.5671	2.448882
Kansas	1	11,959,906.54	1.34%	60	3.2500	2.380000

Kentucky	1	213,647.64	0.02%	13	4.6282	3.500000

Louisiana	1	7,080,000.00	0.79%	75	3.4670	1.660000

Maryland	1	464,640.20	0.05%	13	4.6282	3.500000

Michigan	3	55,393,408.85	6.21%	74	3.6463	2.387114

Minnesota	2	45,300,204.94	5.08%	75	3.5725	1.940218

Nevada	2	70,000,000.00	7.84%	68	3.5580	2.590000

New Jersey	1	5,200,000.00	0.58%	75	3.8000	2.910000

New York	7	186,300,000.00	20.88%	70	3.4562	2.432061

Ohio	2	582,754.34	0.07%	13	4.6282	3.500000

Oregon	1	2,446,623.25	0.27%	75	4.2800	1.410000

Pennsylvania	1	4,800,000.00	0.54%	75	3.8000	2.910000

Texas	24	93,517,629.09	10.48%	49	3.9934	2.554931

Washington	3	38,703,597.23	4.34%	25	3.8986	1.997677

Wisconsin	1	5,969,783.50	0.67%	75	3.1970	2.090000

Totals	89	892,370,023.23	100.00%	64	3.5671	2.448882

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	26,281,860.01	2.95%	75	3.6100	NAP	Defeased	1	26,281,860.01	2.95%	75	3.6100	NAP
	3.00000% or less	2	40,000,000.00	4.48%	74	2.8000	2.960000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.00001% to 3.50000%	17	303,879,973.18	34.05%	73	3.2907	2.610835	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.50001% to 4.00000%	18	418,560,432.10	46.90%	62	3.6552	2.304437	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.50000%	5	68,647,757.94	7.69%	51	4.1437	2.115430	37 months to 48 months	37	682,043,607.77	76.43%	65	3.5483	2.524093
	4.50001% or greater	2	35,000,000.00	3.92%	13	4.6282	3.500000	49 months or greater	7	184,044,555.45	20.62%	59	3.6309	2.295664
	Totals	45	892,370,023.23	100.00%	64	3.5671	2.448882	Totals	45	892,370,023.23	100.00%	64	3.5671	2.448882
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	26,281,860.01	2.95%	75	3.6100	NAP	Defeased	1	26,281,860.01	2.95%	75	3.6100	NAP
	60 months or less	10	198,344,555.45	22.23%	33	3.8595	2.342749	Interest Only	34	685,630,000.00	76.83%	64	3.5236	2.595238
61 months to 84 months		34	667,743,607.77	74.83%	73	3.4786	2.514999	300 months or less	1	35,130,189.68	3.94%	75	3.4400	1.700000
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or greater	9	145,327,973.54	16.29%	60	3.7954	2.098367
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	45	892,370,023.23	100.00%	64	3.5671	2.448882
	Totals	45	892,370,023.23	100.00%	64	3.5671	2.448882
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	26,281,860.01	2.95%	75	3.6100	NAP			No outstanding loans in this group
Underwriter's Information		3	81,977,742.68	9.19%	71	3.3927	2.605837
	12 months or less	38	704,110,420.54	78.90%	62	3.5834	2.442835
	13 months to 24 months	3	80,000,000.00	8.96%	69	3.5882	2.630000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	892,370,023.23	100.00%	64	3.5671	2.448882
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1-C1	30318732	OF	Sunnyvale	CA	Actual/360	3.369%	28,077.33	0.00	0.00	N/A	08/06/30	--	10,000,000.00	10,000,000.00	07/06/24
1A-1-C2	30318733				Actual/360	3.369%	42,115.99	0.00	0.00	N/A	08/06/30	--	15,000,000.00	15,000,000.00	07/06/24
1A-1-C3	30318734				Actual/360	3.369%	56,154.65	0.00	0.00	N/A	08/06/30	--	20,000,000.00	20,000,000.00	07/06/24
1A-1-C4	30318735				Actual/360	3.369%	70,193.31	0.00	0.00	N/A	08/06/30	--	25,000,000.00	25,000,000.00	07/06/24
1A-1-C6	30318736				Actual/360	3.369%	13,617.50	0.00	0.00	N/A	08/06/30	--	4,850,000.00	4,850,000.00	07/06/24
2A4	30506338				Actual/360	3.201%	46,681.25	0.00	0.00	N/A	10/11/30	--	17,500,000.00	17,500,000.00	07/11/24
2A5	30506339				Actual/360	3.201%	46,681.25	0.00	0.00	N/A	10/11/30	--	17,500,000.00	17,500,000.00	07/11/24
2A6	30318740	OF	New York	NY	Actual/360	3.201%	66,687.50	0.00	0.00	N/A	10/11/30	--	25,000,000.00	25,000,000.00	07/11/24
2A7	30318741				Actual/360	3.201%	26,675.00	0.00	0.00	N/A	10/11/30	--	10,000,000.00	10,000,000.00	07/11/24
3A-13-4	30318742	LO	Las Vegas	NV	Actual/360	3.558%	138,366.67	0.00	0.00	03/05/30	03/05/32	--	46,666,667.00	46,666,667.00	07/05/24
3A-15-4	30318743				Actual/360	3.558%	69,183.33	0.00	0.00	03/05/30	03/05/32	--	23,333,333.00	23,333,333.00	07/05/24
4A1	30505220	MU	New York	NY	Actual/360	3.680%	191,666.67	0.00	0.00	N/A	03/01/30	--	62,500,000.00	62,500,000.00	07/01/24
5	30506319	OF	Tempe	AZ	Actual/360	3.560%	119,853.33	0.00	0.00	N/A	10/01/27	--	40,400,000.00	40,400,000.00	07/01/24
6A4	30318371	OF	San Jose	CA	Actual/360	2.800%	58,333.33	0.00	0.00	N/A	09/06/30	--	25,000,000.00	25,000,000.00	07/06/24
6A6	30318373				Actual/360	2.800%	35,000.00	0.00	0.00	N/A	09/06/30	--	15,000,000.00	15,000,000.00	07/06/24
7	30318744	OF	Sacramento	CA	Actual/360	3.067%	100,955.42	0.00	0.00	N/A	10/06/30	--	39,500,000.00	39,500,000.00	07/06/24
8	30506320	IN	Bloomington	MN	Actual/360	3.440%	100,973.19	93,017.28	0.00	N/A	10/06/30	--	35,223,206.96	35,130,189.68	07/06/24
9A5	30506072	Various Various		Various	Actual/360	4.628%	96,420.83	0.00	0.00	N/A	08/07/25	--	25,000,000.00	25,000,000.00	07/07/24
9A7	30506074				Actual/360	4.628%	38,568.33	0.00	0.00	N/A	08/07/25	--	10,000,000.00	10,000,000.00	07/07/24
10	30506279	OF	Austin	TX	Actual/360	4.130%	110,477.50	0.00	0.00	N/A	10/06/27	--	32,100,000.00	32,100,000.00	06/06/24
11A-2-A	30530100	OF	Chicago	IL	30/360	3.530%	88,250.00	0.00	0.00	N/A	09/01/28	--	30,000,000.00	30,000,000.00	07/01/24
12A3-1	30505138	MU	Redmond	WA	Actual/360	3.850%	15,396.16	8,044.25	0.00	N/A	03/06/25	--	4,798,803.54	4,790,759.29	07/06/24
12A4	30505139				Actual/360	3.850%	76,980.81	40,221.25	0.00	N/A	03/06/25	--	23,994,017.41	23,953,796.16	07/06/24
13	30318745	OF	Ann Arbor	MI	Actual/360	3.572%	89,300.00	0.00	0.00	N/A	10/06/30	--	30,000,000.00	30,000,000.00	07/06/24
14	30506246	OF	San Jose	CA	Actual/360	3.630%	87,725.00	0.00	0.00	N/A	10/06/30	--	29,000,000.00	29,000,000.00	07/06/24
15	30506283	Various Various		CA	Actual/360	3.610%	79,214.25	49,747.16	0.00	N/A	10/06/30	--	26,331,607.17	26,281,860.01	07/06/24
16A2	30318519	OF	Plano	TX	Actual/360	3.624%	75,500.00	0.00	0.00	09/06/30	08/06/31	--	25,000,000.00	25,000,000.00	07/06/24
17A1	30318746	MU	Bronx	NY	Actual/360	3.493%	72,770.83	0.00	0.00	N/A	10/06/30	--	25,000,000.00	25,000,000.00	07/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
18A1	30506104	MU	Troy	MI	Actual/360	3.690%	74,536.87	40,392.52	0.00	N/A	10/01/30	--	24,239,632.64	24,199,240.12	11/01/23
19A3	30318390	IN	Various	Various	Actual/360	3.250%	65,270.83	0.00	0.00	N/A	07/06/29	--	24,100,000.00	24,100,000.00	07/06/24
20	30318748	OF	Houston	TX	Actual/360	3.718%	62,288.86	37,352.30	0.00	N/A	12/06/29	--	20,103,988.83	20,066,636.53	07/06/24
21	30506327	MU	Yorba Linda	CA	Actual/360	3.735%	63,495.00	0.00	0.00	N/A	10/06/30	--	20,400,000.00	20,400,000.00	07/06/24
22	30506282	SS	Various	Various	Actual/360	4.280%	65,658.97	31,315.61	0.00	N/A	10/06/30	--	18,409,058.29	18,377,742.68	07/06/24
23A-1-5-B	30318749	MU	New York	NY	Actual/360	3.160%	39,500.00	0.00	0.00	N/A	03/06/30	--	15,000,000.00	15,000,000.00	07/06/24
24	30506278	IN	Maple Grove	MN	Actual/360	4.030%	34,205.17	15,146.91	0.00	N/A	10/06/30	--	10,185,162.17	10,170,015.26	07/06/24
25	30506280	SS	Various	Various	Actual/360	3.800%	31,666.67	0.00	0.00	N/A	10/06/30	--	10,000,000.00	10,000,000.00	07/06/24
26	30318750	OF	Culver City	CA	Actual/360	3.760%	29,766.67	0.00	0.00	N/A	10/06/30	--	9,500,000.00	9,500,000.00	07/06/24
27	30318751	RT	Pell City	AL	Actual/360	3.990%	25,935.00	0.00	0.00	N/A	01/06/30	--	7,800,000.00	7,800,000.00	07/06/24
28	30506281	RT	Chicago	IL	Actual/360	3.452%	20,855.83	0.00	0.00	N/A	10/06/30	--	7,250,000.00	7,250,000.00	07/06/24
29	30318752	SS	Jefferson	LA	Actual/360	3.467%	20,455.30	0.00	0.00	N/A	10/06/30	--	7,080,000.00	7,080,000.00	07/06/24
30	30318753	IN	Watertown	WI	Actual/360	3.197%	15,933.30	10,809.50	0.00	N/A	10/06/30	--	5,980,593.00	5,969,783.50	07/06/24
31	30506318	MF	Brooklyn	NY	Actual/360	3.940%	19,043.33	0.00	0.00	N/A	10/06/30	--	5,800,000.00	5,800,000.00	07/06/24
32	30506260	MU	New York	NY	Actual/360	4.030%	19,142.50	0.00	0.00	N/A	10/06/25	--	5,700,000.00	5,700,000.00	07/06/24
33	30506364	MF	West Richland	WA	Actual/360	3.814%	16,368.42	0.00	0.00	N/A	10/06/30	--	5,150,000.00	5,150,000.00	07/06/24
34	30506261	MU	New York	NY	Actual/360	4.030%	7,724.17	0.00	0.00	N/A	10/06/25	--	2,300,000.00	2,300,000.00	07/06/24
Totals							2,653,666.32	326,046.78	0.00				892,696,070.01	892,370,023.23
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1-C1	17,731,546.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-1-C2	17,731,546.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-1-C3	17,731,546.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-1-C4	17,731,546.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-1-C6	17,731,546.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A4	15,011,099.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A5	15,011,099.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A6	15,011,099.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A7	15,011,099.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-13-4	280,299,853.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-15-4	280,299,853.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	9,889,194.73	2,322,738.23	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,577,483.32	908,715.32	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6A4	18,035,861.77	3,421,193.16	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6A6	18,035,861.77	3,421,193.16	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,714,644.04	875,789.52	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,313,334.03	1,064,566.72	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9A5	41,353,894.66	10,126,854.04	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A7	41,353,894.66	10,126,854.04	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,542,867.56	0.00	--	--	--	0.00	0.00	110,410.62	110,410.62	0.00	0.00
11A-2-A	14,678,482.90	2,910,791.83	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12A3-1	11,633,815.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A4	11,633,815.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,215,428.61	874,434.76	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,792,041.93	827,285.92	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16A2	6,207,526.00	1,591,357.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17A1	4,865,364.76	1,282,165.56	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
18A1	3,882,624.28	0.00	--	--	06/11/24	11,515,365.83	71,975.83	79,251.14	847,047.96	70,993.61	0.00
19A3	10,290,041.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,034,965.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,999,594.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,019,442.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23A-1-5-B	49,917,843.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,330,696.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,104,302.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	937,487.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	923,277.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	854,548.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	596,446.88	423,327.54	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	730,672.85	173,075.39	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	532,657.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	143,420.80	58,542.76	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	603,292.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	198,224.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	986,244,882.87	40,408,884.95				11,515,365.83	71,975.83	189,661.76	957,458.58	70,993.61	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/24	0	0.00	0	0.00	1	24,199,240.12	1	24,199,240.12	0	0.00	0	0.00	0	0.00	0	0.00	3.567126%	3.548829%	64
06/17/24	0	0.00	0	0.00	1	24,239,632.64	1	24,239,632.64	0	0.00	0	0.00	0	0.00	0	0.00	3.567171%	3.548874%	65
05/17/24	0	0.00	0	0.00	1	24,277,420.53	1	24,277,420.53	0	0.00	0	0.00	0	0.00	0	0.00	3.567212%	3.548916%	66
04/17/24	0	0.00	0	0.00	1	24,317,573.38	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.567256%	3.548960%	67
03/15/24	1	30,000,000.00	0	0.00	1	24,355,114.39	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.567297%	3.549001%	68
02/16/24	0	0.00	1	24,397,522.15	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.567345%	3.549049%	69
01/18/24	1	24,434,809.93	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.567385%	3.549090%	70
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.567425%	3.549130%	71
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.567468%	3.549174%	72
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.567508%	3.549214%	73
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.567544%	3.549249%	74
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.567576%	3.549282%	75
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
10	30506279	06/06/24	0	B	110,410.62	110,410.62	0.00	32,100,000.00
18A1	30506104	11/01/23	7	6	79,251.14	847,047.96	199,892.21	24,511,536.02	12/18/23	7		04/18/24
Totals					189,661.76	957,458.58	199,892.21	56,611,536.02
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		28,744,555	28,744,555	0		0
13 - 24 Months		43,000,000	43,000,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		72,500,000	72,500,000	0		0
49 - 60 Months		54,100,000	54,100,000	0		0
> 60 Months		694,025,468	669,826,228	0		24,199,240

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-24	892,370,023	868,170,783	0	0	0	24,199,240
Jun-24	892,696,070	868,456,437	0	0	0	24,239,633
May-24	893,003,634	868,726,214	0	0	0	24,277,421
Apr-24	893,327,740	869,010,166	0	0	24,317,573	0
Mar-24	893,633,304	839,278,190	30,000,000	0	24,355,114	0
Feb-24	893,973,063	869,575,541	0	24,397,522	0	0
Jan-24	894,276,584	869,841,774	24,434,810	0	0	0
Dec-23	894,579,144	894,579,144	0	0	0	0
Nov-23	894,898,423	894,898,423	0	0	0	0
Oct-23	895,199,015	895,199,015	0	0	0	0
Sep-23	895,501,682	895,501,682	0	0	0	0
Aug-23	895,786,808	895,786,808	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
18A1	30506104	24,199,240.12	24,511,536.02	22,400,000.00	03/07/24	3,875,225.28	1.56000	09/30/23	10/01/30	314
Totals		24,199,240.12	24,511,536.02	22,400,000.00		3,875,225.28

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
18A1	30506104	MU	MI	12/18/23	7

7/11/2024 - The Loan was transferred to the Special Servicer on 12/18/2023 due to Mortgage Fraud. Borrower intentionally defrauded Lender by misrepresenting the value of the Property to obtain the Loan. Foreclosure sale was completed on

5/28 and Lender ha d the winning bid. The receiver will continue to oversee the leasing and management of the property during the redemption period, which lasts for 6 months in Michigan following completion of the foreclosure sale. At SS''s direction, counsel has initiated the guarantor lawsuit.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4A1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	172.30	0.00	0.00	0.00
18A1	0.00	0.00	5,049.92	0.00	0.00	35,385.76	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	5,049.92	0.00	0.00	35,385.76	0.00	0.00	172.30	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		40,607.98

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28